DERIVATIVE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of ratchet feature related to convertible debt

Balance as of December 31, 2023	$2,752,321
Change in Derivative value	759,620
Initial derivative	388,793
Balance as of June 30, 2024	$3,900,734

Balance as of December 31, 2022	$6,204,878
Change in Derivative values	(3,297,215)
Settlement of derivative to APIC	(155,342)
Balance as of December 31, 2023	$2,752,321

Schedule of operating lease, lease income

Maturity of lease liabilities at December 31, 2023	Amount
2024	31,861
2025	-
Total lease payments	31,861
Less: imputed interest	(976.00)
Present value of lease liabilities	30,885